Share-Based Payments - Board's Holding of Share Awards 2019 (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year		2,575,586
Allotted Warrants, end of year	1,279,086		2,575,586
Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	51,399	57,032
Change		(5,633)	57,032
Allotted Warrants, end of year	51,399	51,399	57,032
Share Awards | Elmar Schnee, Chairman of the Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	23,236	23,236
Change			23,236
Allotted Warrants, end of year	23,236	23,236	23,236
Share Awards | Thomas Eklund, Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	2,816	8,449
Change	(5,633)	8,449
Allotted Warrants, end of year	2,816	2,816	8,449
Share Awards | Hilde Furberg, Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	8,449	8,449
Change			8,449
Allotted Warrants, end of year	8,449	8,449	8,449
Share Awards | Lennart Hansson, Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	8,449	8,449
Change			8,449
Allotted Warrants, end of year	8,449	8,449	8,449
Share Awards | Diane Parks, Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	8,449	8,449
Change			8,449
Allotted Warrants, end of year	8,449	8,449	8,449